Leases - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Leases [Line Items]
Depreciation right of use assets	¥ 13,916	¥ 14,973
Land [member] | Bottom of range [member]
Disclosure of Leases [Line Items]
Remaining lease term	2 years
Land [member] | Top of range [member]
Disclosure of Leases [Line Items]
Remaining lease term	30 years